Loans And Allowance For Credit Losses (Ages Of Past Due Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	¥ 233,602		¥ 211,285
Loans, greater than 3 months past due	185,038		215,359
Loans, total past due	418,640		426,644
Loans, current	109,800,250		98,016,429
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	110,218,890	[1],[2]	98,443,073	[1],[2]
Loans, greater than 90 days past due and accruing	47,927		40,738
MUAH's FDIC covered loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality	1,600		2,039
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	26,210		45,915
Loans, greater than 3 months past due	53,632		84,823
Loans, total past due	79,842		130,738
Loans, current	54,815,896		53,357,361
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	54,895,738	[1],[2]	53,488,099	[1],[2]
Loans, greater than 90 days past due and accruing	6,543		7,545
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	5,363		6,963
Loans, greater than 3 months past due	7,192		15,307
Loans, total past due	12,555		22,270
Loans, current	11,517,552		11,733,507
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	11,530,107	[1],[2]	11,755,777	[1],[2]
Loans, greater than 90 days past due and accruing			24
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	718		2,118
Loans, greater than 3 months past due	664		1,881
Loans, total past due	1,382		3,999
Loans, current	978,664		1,051,360
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	980,046	[1],[2]	1,055,359	[1],[2]
Loans, greater than 90 days past due and accruing	1		37
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	4,859		5,339
Loans, greater than 3 months past due	9,689		15,071
Loans, total past due	14,548		20,410
Loans, current	10,590,604		10,633,969
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	10,605,152	[1],[2]	10,654,379	[1],[2]
Loans, greater than 90 days past due and accruing	2,233		2,255
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	4,315		12,215
Loans, greater than 3 months past due	2,781		7,537
Loans, total past due	7,096		19,752
Loans, current	2,672,484		2,846,691
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	2,679,580	[1],[2]	2,866,443	[1],[2]
Loans, greater than 90 days past due and accruing	10		80
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	4,624		10,106
Loans, greater than 3 months past due	22,829		24,050
Loans, total past due	27,453		34,156
Loans, current	8,418,524		8,260,302
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	8,445,977	[1],[2]	8,294,458	[1],[2]
Loans, greater than 90 days past due and accruing	3		82
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	1
Loans, greater than 3 months past due	52		72
Loans, total past due	53		72
Loans, current	3,984,941		3,620,845
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,984,994	[1],[2]	3,620,917	[1],[2]
Loans, greater than 90 days past due and accruing			2
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	680		2,286
Loans, greater than 3 months past due	1,371		2,835
Loans, total past due	2,051		5,121
Loans, current	1,440,985		1,308,750
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,443,036	[1],[2]	1,313,871	[1],[2]
Loans, greater than 90 days past due and accruing			12
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	667		1,592
Loans, greater than 3 months past due	1,554		6,809
Loans, total past due	2,221		8,401
Loans, current	13,490,581		12,177,945
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	13,492,802	[1],[2]	12,186,346	[1],[2]
Loans, greater than 90 days past due and accruing			11
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	4,983		5,296
Loans, greater than 3 months past due	7,500		11,261
Loans, total past due	12,483		16,557
Loans, current	1,721,561		1,723,992
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,734,044	[1],[2]	1,740,549	[1],[2]
Loans, greater than 90 days past due and accruing	4,296		5,042
Commercial [Member] | Foreign-excluding MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due			19,806
Loans, greater than 3 months past due			17,686
Loans, total past due			37,492
Loans, current			23,923,458
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality			23,960,950	[1],[2]
Loans, greater than 90 days past due and accruing			206
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	3,283
Loans, greater than 3 months past due	7,109
Loans, total past due	10,392
Loans, current	29,605,658
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	29,616,050	[1],[2]
Loans, greater than 90 days past due and accruing	357
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	85,549		91,148
Loans, greater than 3 months past due	54,462		55,132
Loans, total past due	140,011		146,280
Loans, current	14,822,995		15,037,723
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	14,963,006	[1],[2]	15,184,003	[1],[2]
Loans, greater than 90 days past due and accruing	40,500		32,918
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	21,653		23,680
Loans, greater than 3 months past due	33,381		39,796
Loans, total past due	55,034		63,476
Loans, current	540,886		594,896
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	595,920	[1],[2]	658,372	[1],[2]
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	30,036		30,736
Loans, greater than 3 months past due	14,333		17,922
Loans, total past due	44,369		48,658
Loans, current	7,078,621		5,102,991
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	7,122,990	[1],[2]	5,151,649	[1],[2]
Loans, greater than 90 days past due and accruing	527		69
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	66,871
Loans, greater than 3 months past due	22,121
Loans, total past due	88,992
Loans, current	2,936,194
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	¥ 3,025,186	[1],[2]

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
[2]	Total loans of MUAH do not include ¥2,039 million and ¥1,600 million of FDIC covered loans at March 31, 2013 and 2014, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.